CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net Loss	$ (5,457,763)	$ (1,749,870)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,734,601
Stock issued for services	20,000	287,442
Gain on debt extinguishment	(294,383)	(5,596)
Interest expense		5,986
Foreign currency translation loss	111	5,657
Net changes in operating assets & liabilities:
Accounts receivable		928
Prepaid expenses and deposits	(275,476)	2,185
Inventory	20,951	121
Deferred revenue	38,250
Accounts payable and accrued liabilities		641,156
Net cash used in operating activities	(4,179,767)	(811,991)
Cash flows from investing activities:
Purchases of software - intangible assets	(178,403)
Net cash used in investing activities	(178,403)
Cash flows from financing activities:
Proceeds from (payments to) related parties	(111,645)	193,592
Proceeds from shares issuance for cash	13,654,347	519,613
Proceeds from note payable	487,500	100,000
Payments on note payable	(341,250)
Net cash provided by financing activities	13,688,952	813,205
Net change in cash	9,330,782	4,135
Cash at beginning of year	21,756	17,621
Cash at end of year	9,352,538	21,756
Supplemental disclosure of cash flow information
Interest	15,468
Supplemental disclosure of non-cash investing and financing activities:
Shares issued for settlement of related party payable	$ 149,433	452,861
Shares issued for conversion of convertible debt		$ 100,000